LICENSES AND CONCESSIONS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2017
Contractors [Abstract]
Schedule of Licenses and Concessions Payable

	2017	2016
Personal Mobile Services—SMP	4,649	7,812
STFC concessions	16,261	102,938

Total	20,910	110,750

Current	20,306	106,677
Non-current	604	4,073